Note 39 - Share of profit or loss of entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method Line Items
investments in entities accounted for using the equity method	€ 4	€ 25	€ 174
Garanti Group
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method Line Items
investments in entities accounted for using the equity method	0	0	167
Metrovacesa S.A. [Member]
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method Line Items
investments in entities accounted for using the equity method	0	0	(46)
Other Entities Accounted Equity Method
Share Of Profit Loss Of Associates And Joint Ventures Accounted For Using Equity Method Line Items
investments in entities accounted for using the equity method	€ 4	€ 25	€ 53